                        SUPPLEMENT DATED MAY 1, 2016 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 8, 2016, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150 SUPPK 05/01/16

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 8, 2016

                                                                    Portfolios                                     Model A
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A                                      1%
                                 ------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class                                     2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Legg Mason Global Asset Management Trust -- ClearBridge Value Trust --
                                 Class FI                                                                             1%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                                              2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. -- American Century Equity Income
                                 Fund -- Class A                                                                      1%
                                 ------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value
                                 Fund -- Class A                                                                      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A            1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                1%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Mid Cap Fund -- Class A                                      1%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. -- Class A                          0%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                                                   2%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty
                                 Shares -- Class A                                                                    2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico International Opportunities
                                 Fund -- Class A                                                                      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A     1%
                                 ------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                   1%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
                                 Class A                                                                              1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                 20%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A                                      4%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                             27%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A                                   26%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                   10%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American Century
Securities                       Inflation-Adjusted Bond Fund -- Advisor Class                                        2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                                      7%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                                            4%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                             80%
---------------------------------------------------------------------------------------------------------------------------

                                   Portfolios                                     Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Prudential Jennison 20/20 Focus Fund -- Class A                                      2%      4%      4%      5%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund -- Advisor Class                                     3%      4%      5%      6%
-----------------------------------------------------------------------------------------------------------------
Legg Mason Global Asset Management Trust -- ClearBridge Value Trust --
Class FI                                                                             7%     10%     15%     19%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund -- Class A                                              6%      9%     14%     18%
-----------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc. -- American Century Equity Income
Fund -- Class A                                                                      2%      2%      3%      4%
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value
Fund -- Class A                                                                      2%      3%      4%      5%
-----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A            1%      2%      3%      3%
-----------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Mid Cap Fund -- Class A                                      1%      2%      3%      4%
-----------------------------------------------------------------------------------------------------------------
Prudential Jennison Natural Resources Fund, Inc. -- Class A                          1%      1%      1%      1%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                                                   3%      4%      5%      6%
-----------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty
Shares -- Class A                                                                    2%      2%      2%      2%
-----------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Marsico International Opportunities
Fund -- Class A                                                                      4%      7%      9%     11%
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A     1%      2%      3%      4%
-----------------------------------------------------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                   2%      3%      4%      5%
-----------------------------------------------------------------------------------------------------------------
Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
Class A                                                                              2%      3%      3%      4%
-----------------------------------------------------------------------------------------------------------------

                                                                                    40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                                      2%      2%      2%      0%
-----------------------------------------------------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                             19%     13%      6%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A                                   17%     12%      5%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                    9%      5%      0%      0%
-----------------------------------------------------------------------------------------------------------------
American Century Government Income Trust -- American Century
Inflation-Adjusted Bond Fund -- Advisor Class                                        2%      1%      1%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                                      7%      5%      5%      0%
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                                            4%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------

                                                                                    60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016

                                                      Portfolios                       Model A Model B Model C Model D Model E
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 ClearBridge Aggressive Growth Fund -- Class FI           0%      2%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A         1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco Charter Fund -- Class A                          3%      6%      9%     12%     15%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  3%      6%     10%     13%     16%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          2%      4%      6%      8%     10%
                                 ---------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                   2%      3%      5%      6%      8%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   0%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A                1%      2%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund -- Class A          0%      2%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  1%      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia
                                 International Opportunities Fund -- Class A
                                 (formerly, Columbia Funds Series Trust -- Columbia
                                 Marsico International Opportunities Fund -- Class A)     1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A
                                 (formerly, AllianceBernstein Trust --
                                 AllianceBernstein International Value Fund -- Class
                                 A)                                                       1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A                                          1%      2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A          4%      3%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 28%     21%     14%      7%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       28%     21%     14%      7%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A        4%      3%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class    8%      6%      4%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          5%      4%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                3%      2%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

                                      3